Shareholders' Equity	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' equity

Note 12 – Shareholders’ equity

Increase in Authorized Shares

On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares. On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.

Sale of Ordinary Shares

In July 2020, the Company sold 3,225,000 ordinary shares and warrants to purchase up to 2,096,252 ordinary shares with an exercise price of $1.50 for total proceeds of approximately $3.8 million, net of offering cost of approximately $0.4 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $1.30. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In September 2020, the Company entered into an agreement to sell a Purchaser an aggregate of up to 3,174,603 ordinary shares for gross proceeds of up to approximately $2 million. The shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the shares on September 9, 2020. The Company received total proceeds of $460,000, net of offering cost of $40,000 for the first installment. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, the Company is not certain that the Purchaser will proceed with the remaining three installments.

In September 2020, the Company sold 13,200,000 ordinary shares and warrants to purchase up to 11,880,000 ordinary shares with an exercise price of $0.55 for total proceeds of approximately $6.0 million, net of offering cost of approximately $0.6 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $0.50. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company, par value $0.001 per share and a warrant to purchase one share with an initial exercise price of $1.34 per share, at a price of $1.30 per unit, for an aggregate purchase price of $26,000,000 (the “Offering”). The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per share, for cash (the “Warrant Shares”). The warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire three years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The net proceeds of the Offering were used to upgrade the Company’s software application, or Color Star APP, with artificial intelligence, augmented reality, and mixed reality technologies.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “First Purchase Agreement”) with Wang MinYe (the “First Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares (the “Wang Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “First Private Placement”). The First Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “Second Purchase Agreement”) with Lin YiHan (the “Second Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares (the “Lin Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Second Private Placement”). The Second Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Third Purchase Agreement”) with Zubair Ahsan (the “Third Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “Third Private Placement”). The Third Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fourth Purchase Agreement”) with Ullah Sabar (the “Fourth Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fourth Private Placement”). The Fourth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fifth Purchase Agreement”) with Li Yan (the “Fifth Purchaser”), pursuant to which the Company agreed to sell to the Fifth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fifth Private Placement”). The Fifth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Sixth Purchase Agreement”) with Ahmed Muhammad Abrar (the “Sixth Purchaser”), pursuant to which the Company agreed to sell to the Sixth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Sixth Private Placement”). The Sixth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $0.68 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 31,624,923 ordinary shares and warrants to purchase an aggregate of 22,137,448 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In July 2020, the Board granted an aggregate of 300,000 restricted ordinary shares, which were issued with a fair value of $522,000 to the current Co-Acting CEO (“Co-Acting CEO”) of the Company. These shares will vest quarterly over the required service period of one year starting from July 17, 2020 to July 16, 2021.

In June 2021, the Board granted an aggregate of 400,000 restricted ordinary shares, which were issued with a fair value of $448,000 to Mr. Basil Wilson, the former CEO, and to Mr. Biao Lu, the current Co-Acting CEO, of the Company. These shares will vest quarterly over the required service period of one year starting from June 16, 2021 to June 15, 2022. On December 13, 2021, Basil Wilson resigned from his positions as the CEO and chairman of the board of directors. As a result, he had forfeited 150,000 unvested restricted ordinary shares with an initial fair value of $168,000.

In December 2021, the Board granted an aggregate of 100,000 restricted ordinary shares, which were issued with a fair value of $45,900 to Sir Lucas Capetian, the former CEO. These shares will vest quarterly over the required service period of one year starting from December 13, 2021 to December 12, 2022. In March 2022, all of these shares were deemed fully vested upon the approval by the Compensation Committee of the Board of Directors of the Company.

For the six months ended December 31, 2021 and 2020, the Company recognized approximately $0.4 million and $0.7 million compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2020	555,000	$2.06	$471,750
Forfeited	(120,000)	$2.57	-
Granted	700,000	$1.39	-
Vested	(649,167)	$1.87	-
Unvested as of June 30, 2021	485,833	$1.40	-
Forfeited	(150,000)	$1.12	-
Granted	100,000	$0.46	-
Vested	(264,167)	$1.47	-
Unvested as of December 31, 2021 (Unaudited)	171,666	$1.00	$-

Ordinary Shares Issued for Compensation

In December 2020, the Board granted an aggregate of 1,590,000 ordinary shares, which were issued with a fair value of $1,128,900, determined using the closing price of $0.71 on December 24, 2020, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In January 2021, the Board granted an aggregate of 2,160,000 ordinary shares, which were issued with a fair value of $1,836,000, determined using the closing price of $0.85 on January 28, 2021, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In March 2021, the Board granted an aggregate of 1,380,000 ordinary shares, which were issued with a fair value of $1,131,600, determined using the closing price of $0.82 on March 16, 2021, to nine employees under the 2019 Plan. These shares vested immediately upon grant.

In August 2021, the Board granted an aggregate of 3,755,000 ordinary shares, which were issued with a fair value of $3,030,285, determined using the closing price of $0.807 on August 9, 2021, to twenty-one employees under the 2021 Plan. These shares vested immediately upon grant.

For the six months ended December 31, 2021 and 2020, the Company recorded approximately $3.0 million and $1.1 million stock compensation expense related to ordinary shares grants, respectively.

Ordinary Shares Issued for Services

In October 2020, the Board granted an aggregate of 700,000 ordinary shares with a fair value of $441,000, determined using the closing price of $0.63 on October 15, 2020, to two service providers. The value of these shares is being amortized over the service from October 15, 2020 to February 10, 2021.

For the six months ended December 31, 2021 and 2020, the Company amortized approximately $0 and $0.4 million stock compensation expense related to services, respectively.

Ordinary Shares Issued for Acquisitions

In August 2020, the Company issued 6,060,318 ordinary shares to a third party to purchase certain machinery and equipment for stage performance and the ordinary shares were valued using the closing price of the Company’s ordinary shares on August 20, 2020 at $0.63 per share.

In February 2021, the Company issued 1,814,818 ordinary shares to a third party to purchase certain copyrights to be used in the Company’s Color World platform and the ordinary shares were valued using the closing price of the Company’s ordinary shares on January 29, 2021, last trading day prior to the acquisition at $0.85 per share.

Conversion of Warrants into Ordinary Shares

During the six months ended December 31, 2020, the Company’s warrants holders converted a total of 5,327,274 warrants into a total of 5,327,274 ordinary shares at a weighted exercise price of $0.60 per share for gross proceeds of approximately $5.2 million.

Warrants

In a connection with the private placement in July 2020 for the sale of 3,225,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,096,252 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $1.50 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.59, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $1.50, volatility of 128%; and expected future dividends of 0%.

In a connection with the private placement in September 2020 for the sale of 13,200,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 11,880,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.79, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 130%; and expected future dividends of 0%.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $1.34 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $1.34 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.06, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $1.34, volatility of 141%; and expected future dividends of 0%.

On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $0.68 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 31,624,923 ordinary shares and warrants to purchase an aggregate of 22,137,448 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA. The Company will also issue a warrant to purchase 948,747 ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $1.00 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.56, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $1.00, volatility of 140%; and expected future dividends of 0%.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2020	5,327,274	$0.29	5.31
Granted	33,976,252	$1.07	3.48
Exercised	(13,657,274)	$0.38	-
June 30, 2021	25,646,252	$1.24	3.08
Granted	23,086,195	$1.00	3.00
December 31, 2021 (Unaudited)	48,732,447	$1.13	2.65